Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Schedule of Long-Term Debt

Long-term debt as of December 31, 2017 and 2016, consisted of the following:

(U.S. Dollars in thousands)	Vessel	December 31, 2017	December 31, 2016
$220 million term loan facility	Windsor Knutsen, Bodil Knutsen, Carmen Knutsen	$165,000	$180,714
$35 million revolving credit facility	Windsor Knutsen, Bodil Knutsen, Carmen Knutsen	—	25,000
$140 million secured loan facility	Fortaleza Knutsen & Recife Knutsen	109,375	118,125
$117 million loan facility	Hilda Knutsen	—	76,871
Hilda loan facility	Hilda Knutsen	96,923	—
Torill loan facility	Torill Knutsen	73,177	78,105
$172.5 million secured loan facility	Dan Cisne, Dan Sabia	91,339	100,539
Ingrid loan facility	Ingrid Knutsen	61,085	67,652
Raquel loan facility	Raquel Knutsen	68,414	73,643
$25 million Seller’s Credit and Seller’s Loan	Raquel Knutsen	—	25,000
Tordis loan facility	Tordis Knutsen	91,051	—
Vigdis loan facility	Vigdis Knutsen	92,316	—
Lena loan facility	Lena Knutsen	90,650	—
Brasil loan facility	Brasil Knutsen	69,000	—
$25 million revolving credit facility		25,000	—

Total long-term debt		1,033,330	745,649

Less: current installments		95,176	60,314
Less: unamortized deferred loan issuance costs		2,191	1,330

Current portion of long-term debt		92,985	58,984

Amounts due after one year		938,154	685,335
Less: unamortized deferred loan issuance costs		4,524	2,673
Less: $25 million Seller’s Credit and Seller’s Loan		—	25,000

Long-term debt, less current installments, Seller’s Credit and Seller’s Loan and unamortized deferred loan issuance costs		$933,630	$657,662

Summary of Partnership's Outstanding Debt Repayable

The Partnership’s outstanding debt of $1,033.3 million as of December 31, 2017 is repayable as follows:

(U.S. Dollars in thousands)	Period repayment	Balloon repayment
2018(2)	$76,749	$86,677
2019	61,158	262,678
2020	50,337	—
2021	50,937	70,811
2022	38,662	179,411
2023 and thereafter	54,009	101,901

Total	$331,852	$701,478

(2)	Although $68.3 million of the $73.2 million loan facility financing Torill Knutsen is due to mature in October 2018, the Partnership has classified $68.3 million of the loan facility as long-term debt on the face of the consolidated balance sheet as a result of the January 2018 refinancing transaction discussed under Note 25—Subsequent Events.